John Hancock
Multi-Index Lifestyle Portfolios
Quarterly portfolio holdings 5/31/2021

Portfolios' investments
MULTI-INDEX LIFESTYLE AGGRESSIVE PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 65.7%
Equity - 65.7%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	21,841,738	$315,613,120

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $262,444,695)		$315,613,120
UNAFFILIATED INVESTMENT COMPANIES - 32.9%
Exchange-traded funds - 32.9%
Financial Select Sector SPDR Fund	183,730	6,979,903
iShares Global Infrastructure ETF	34,215	1,607,421
iShares MSCI Global Min Vol Factor ETF	132,462	13,703,194
Vanguard Dividend Appreciation ETF	65,797	10,244,593
Vanguard Emerging Markets Government Bond ETF	22,258	1,768,843
Vanguard Energy ETF	84,424	6,142,690
Vanguard FTSE All World ex-US Small-Cap ETF	34,822	4,777,927
Vanguard FTSE Emerging Markets ETF (C)	334,717	18,034,552
Vanguard Global ex-U.S. Real Estate ETF	27,646	1,627,796
Vanguard Health Care ETF	32,071	7,696,399
Vanguard Information Technology ETF	14,717	5,478,845
Vanguard Materials ETF (C)	17,328	3,316,233
Vanguard Mid-Cap ETF	154,369	36,106,906
Vanguard Real Estate ETF	48,951	4,889,226
Vanguard S&P 500 ETF	27,824	10,743,681
Vanguard Small-Cap ETF	108,255	24,095,398
Xtrackers USD High Yield Corporate Bond ETF	21,798	871,702

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $114,579,643)		$158,085,309
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
U.S. Government - 1.0%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$2,357,000	1,237,132
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	1,540,000	841,717
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	2,276,000	1,236,025
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	3,234,000	1,632,261

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,935,955)		$4,947,135
SHORT-TERM INVESTMENTS - 3.8%
Short-term funds - 3.8%
John Hancock Collateral Trust, 0.0241% (D)(E)	1,828,581	18,295,133
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	1,051	1,051

TOTAL SHORT-TERM INVESTMENTS (Cost $18,295,291)		$18,296,184
Total investments (Cost $400,255,584) - 103.4%		$496,941,748
Other assets and liabilities, net - (3.4%)		(16,547,279)
TOTAL NET ASSETS - 100.0%		$480,394,469
MULTI-INDEX LIFESTYLE GROWTH PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 51.2%
Equity - 51.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	38,157,776	$551,379,870

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $454,392,239)		$551,379,870
UNAFFILIATED INVESTMENT COMPANIES - 44.7%
Exchange-traded funds - 44.7%
Financial Select Sector SPDR Fund	346,656	13,169,461
Invesco Senior Loan ETF	1,282,533	28,472,233
iShares Global Infrastructure ETF	70,728	3,322,801
iShares MSCI Global Min Vol Factor ETF	422,546	43,712,384
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	123,880	3,948,056
Vanguard Dividend Appreciation ETF	194,839	30,336,432
Vanguard Emerging Markets Government Bond ETF	280,712	22,308,183
Vanguard Energy ETF	165,791	12,062,953
Vanguard FTSE All World ex-US Small-Cap ETF (C)	40,964	5,620,670
Vanguard FTSE Developed Markets ETF	130,897	6,861,621
Vanguard FTSE Emerging Markets ETF (C)	588,817	31,725,460
Vanguard Global ex-U.S. Real Estate ETF	57,592	3,391,017
Vanguard Health Care ETF	66,053	15,851,399
Vanguard Information Technology ETF	23,837	8,874,038
Vanguard Intermediate-Term Corporate Bond ETF	416,801	39,258,486
Vanguard Materials ETF (C)	35,054	6,708,635
Vanguard Mid-Cap ETF	289,706	67,762,235
Vanguard Real Estate ETF	101,419	10,129,730
Vanguard S&P 500 ETF	42,310	16,337,160
Vanguard Short-Term Bond ETF	36,856	3,036,934
Vanguard Short-Term Corporate Bond ETF	78,217	6,481,061
Vanguard Small-Cap ETF	211,080	46,982,186
Vanguard Total Bond Market ETF	320,053	27,287,719
Xtrackers USD High Yield Corporate Bond ETF (C)	700,373	28,007,916

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $389,259,733)		$481,648,770
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.1%
U.S. Government - 4.1%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$4,241,494	4,451,581
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	6,369,307	6,924,526
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	7,705,629	8,404,723
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	11,509,000	6,040,793
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	7,518,000	4,109,108
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	11,115,000	6,036,210
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	15,788,000	7,968,501

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $43,896,277)		$43,935,442
2	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTI-INDEX LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 5.2%
Short-term funds - 5.2%
John Hancock Collateral Trust, 0.0241% (D)(E)	5,616,545	$56,194,099
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	1,053	1,053

TOTAL SHORT-TERM INVESTMENTS (Cost $56,192,721)		$56,195,152
Total investments (Cost $943,740,970) - 105.2%		$1,133,159,234
Other assets and liabilities, net - (5.2%)		(55,659,289)
TOTAL NET ASSETS - 100.0%		$1,077,499,945
MULTI-INDEX LIFESTYLE BALANCED PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 37.8%
Equity - 37.8%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	27,922,760	$403,483,880

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $322,418,300)		$403,483,880
UNAFFILIATED INVESTMENT COMPANIES - 54.2%
Exchange-traded funds - 54.2%
Financial Select Sector SPDR Fund	263,950	10,027,461
Invesco Senior Loan ETF	2,237,461	49,671,634
iShares Global Infrastructure ETF	53,962	2,535,135
iShares MSCI Global Min Vol Factor ETF	485,583	50,233,561
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	327,492	10,437,170
Vanguard Dividend Appreciation ETF	223,431	34,788,207
Vanguard Emerging Markets Government Bond ETF	641,896	51,011,475
Vanguard Energy ETF	143,823	10,464,561
Vanguard FTSE Developed Markets ETF	86,892	4,554,879
Vanguard FTSE Emerging Markets ETF (C)	344,027	18,536,175
Vanguard Global ex-U.S. Real Estate ETF	43,874	2,583,301
Vanguard Health Care ETF	49,158	11,796,937
Vanguard Information Technology ETF	20,498	7,630,995
Vanguard Intermediate-Term Corporate Bond ETF	863,078	81,293,316
Vanguard Materials ETF	27,530	5,268,691
Vanguard Mid-Cap ETF	197,515	46,198,759
Vanguard Real Estate ETF	77,642	7,754,883
Vanguard S&P 500 ETF	26,345	10,172,595
Vanguard Short-Term Bond ETF (C)	78,337	6,454,969
Vanguard Short-Term Corporate Bond ETF	205,398	17,019,278
Vanguard Small-Cap ETF	158,047	35,178,101
Vanguard Total Bond Market ETF	610,142	52,020,707
Xtrackers USD High Yield Corporate Bond ETF (C)	1,309,428	52,364,026

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $501,220,342)		$577,996,816
MULTI-INDEX LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.1%
U.S. Government - 8.1%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$8,221,408	$8,628,625
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	12,347,154	13,423,469
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	14,936,576	16,291,700
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	22,821,000	11,978,185
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	14,909,000	8,148,802
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	22,044,000	11,971,409
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	31,310,000	15,802,747

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $86,146,273)		$86,244,937
SHORT-TERM INVESTMENTS - 5.2%
Short-term funds - 5.2%
John Hancock Collateral Trust, 0.0241% (D)(E)	5,354,432	53,571,628
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	1,991,537	1,991,537

TOTAL SHORT-TERM INVESTMENTS (Cost $55,561,593)		$55,563,165
Total investments (Cost $965,346,508) - 105.3%		$1,123,288,798
Other assets and liabilities, net - (5.3%)		(56,149,366)
TOTAL NET ASSETS - 100.0%		$1,067,139,432
MULTI-INDEX LIFESTYLE MODERATE PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 24.6%
Equity - 24.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,019,975	$72,538,644

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $56,020,404)		$72,538,644
UNAFFILIATED INVESTMENT COMPANIES - 67.0%
Exchange-traded funds - 67.0%
Invesco Senior Loan ETF	906,978	20,134,912
iShares Global Infrastructure ETF	11,502	540,364
iShares MSCI Global Min Vol Factor ETF	146,663	15,172,287
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	106,321	3,388,450
Vanguard Dividend Appreciation ETF	67,770	10,551,789
Vanguard Emerging Markets Government Bond ETF	216,499	17,205,176
Vanguard Energy ETF	32,218	2,344,182
Vanguard FTSE Developed Markets ETF	62,925	3,298,529
Vanguard FTSE Emerging Markets ETF (C)	35,787	1,928,204
Vanguard Global ex-U.S. Real Estate ETF	9,326	549,115
Vanguard Intermediate-Term Corporate Bond ETF	470,717	44,336,831
Vanguard Materials ETF	6,010	1,150,194
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	3

MULTI-INDEX LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Mid-Cap ETF	38,044	$8,898,492
Vanguard Real Estate ETF	16,743	1,672,291
Vanguard S&P 500 ETF	4,286	1,654,953
Vanguard Short-Term Bond ETF	21,960	1,809,504
Vanguard Short-Term Corporate Bond ETF	97,625	8,089,208
Vanguard Small-Cap ETF	25,584	5,694,487
Vanguard Total Bond Market ETF	352,522	30,056,026
Xtrackers USD High Yield Corporate Bond ETF (C)	487,762	19,505,602

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $182,377,226)		$197,980,596
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.4%
U.S. Government - 8.4%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$3,438,398	3,608,706
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	5,164,815	5,615,038
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	6,247,752	6,814,580
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	4,242,000	2,226,522
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	2,771,000	1,514,544
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	4,097,000	2,224,953
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	5,820,000	2,937,464

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $24,936,699)		$24,941,807
SHORT-TERM INVESTMENTS - 5.6%
Short-term funds - 5.6%
John Hancock Collateral Trust, 0.0241% (D)(E)	1,468,856	14,696,047
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	1,757,882	1,757,882

TOTAL SHORT-TERM INVESTMENTS (Cost $16,453,744)		$16,453,929
Total investments (Cost $279,788,073) - 105.6%		$311,914,976
Other assets and liabilities, net - (5.6%)		(16,408,658)
TOTAL NET ASSETS - 100.0%		$295,506,318
MULTI-INDEX LIFESTYLE CONSERVATIVE PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 10.2%
Equity - 10.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,620,655	$23,418,463

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $17,593,546)		$23,418,463
UNAFFILIATED INVESTMENT COMPANIES - 80.5%
Exchange-traded funds - 80.5%
Invesco Senior Loan ETF	1,009,524	22,411,433
iShares MSCI Global Min Vol Factor ETF	59,281	6,132,619
MULTI-INDEX LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	93,258	$2,972,132
Vanguard Dividend Appreciation ETF	27,156	4,228,189
Vanguard Emerging Markets Government Bond ETF	191,963	15,255,300
Vanguard FTSE Developed Markets ETF	67,391	3,532,636
Vanguard FTSE Emerging Markets ETF (C)	25,651	1,382,076
Vanguard Intermediate-Term Corporate Bond ETF	535,177	50,408,323
Vanguard Mid-Cap ETF	17,700	4,140,030
Vanguard S&P 500 ETF	10,617	4,099,542
Vanguard Short-Term Bond ETF	32,919	2,712,526
Vanguard Short-Term Corporate Bond ETF	105,157	8,713,309
Vanguard Small-Cap ETF	14,200	3,160,636
Vanguard Total Bond Market ETF	425,820	36,305,413
Xtrackers USD High Yield Corporate Bond ETF	499,187	19,962,488

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $177,054,284)		$185,416,652
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.2%
U.S. Government - 9.2%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$4,550,112	4,775,485
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	6,833,259	7,428,922
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	8,266,429	9,016,403

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $21,252,474)		$21,220,810
SHORT-TERM INVESTMENTS - 3.2%
Short-term funds - 3.2%
John Hancock Collateral Trust, 0.0241% (D)(E)	410,494	4,107,029
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	3,210,481	3,210,481

TOTAL SHORT-TERM INVESTMENTS (Cost $7,317,398)		$7,317,510
Total investments (Cost $223,217,702) - 103.1%		$237,373,435
Other assets and liabilities, net - (3.1%)		(7,114,934)
TOTAL NET ASSETS - 100.0%		$230,258,501
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 5-31-21.
(D)	The rate shown is the annualized seven-day yield as of 5-31-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
4	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Portfolios' investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of May 31, 2021, by major security category or type:
	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$315,613,120	$315,613,120	—	—
Unaffiliated investment companies	158,085,309	158,085,309	—	—
U.S. Government and Agency obligations	4,947,135	—	$4,947,135	—
Short-term investments	18,296,184	18,296,184	—	—
Total investments in securities	$496,941,748	$491,994,613	$4,947,135	—

Multi-Index Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$551,379,870	$551,379,870	—	—
Unaffiliated investment companies	481,648,770	481,648,770	—	—
U.S. Government and Agency obligations	43,935,442	—	$43,935,442	—
Short-term investments	56,195,152	56,195,152	—	—
Total investments in securities	$1,133,159,234	$1,089,223,792	$43,935,442	—

Multi-Index Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$403,483,880	$403,483,880	—	—
Unaffiliated investment companies	577,996,816	577,996,816	—	—
U.S. Government and Agency obligations	86,244,937	—	$86,244,937	—
Short-term investments	55,563,165	55,563,165	—	—
Total investments in securities	$1,123,288,798	$1,037,043,861	$86,244,937	—

Multi-Index Lifestyle Moderate Portfolio
Investments in securities:
|	5

	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index Lifestyle Moderate Portfolio (continued)
Assets
Affiliated investment companies	$72,538,644	$72,538,644	—	—
Unaffiliated investment companies	197,980,596	197,980,596	—	—
U.S. Government and Agency obligations	24,941,807	—	$24,941,807	—
Short-term investments	16,453,929	16,453,929	—	—
Total investments in securities	$311,914,976	$286,973,169	$24,941,807	—

Multi-Index Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$23,418,463	$23,418,463	—	—
Unaffiliated investment companies	185,416,652	185,416,652	—	—
U.S. Government and Agency obligations	21,220,810	—	$21,220,810	—
Short-term investments	7,317,510	7,317,510	—	—
Total investments in securities	$237,373,435	$216,152,625	$21,220,810	—
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index Lifestyle Aggressive Portfolio
John Hancock Collateral Trust	1,828,581	$2,648,837	$158,555,827	$(142,909,050)	$(1,431)	$950	$11,504	—	$18,295,133
Strategic Equity Allocation	21,841,738	259,553,516	29,217,581	(18,127,009)	(405,353)	45,374,385	4,090,355	$12,840,923	315,613,120
					$(406,784)	$45,375,335	$4,101,859	$12,840,923	$333,908,253
Multi-Index Lifestyle Growth Portfolio
John Hancock Collateral Trust	5,616,545	$29,943,797	$486,670,726	$(460,411,875)	$(10,977)	$2,428	$55,220	—	$56,194,099
Strategic Equity Allocation	38,157,776	473,893,226	39,257,737	(43,274,608)	(232,407)	81,735,922	7,445,185	$23,372,797	551,379,870
					$(243,384)	$81,738,350	$7,500,405	$23,372,797	$607,573,969
Multi-Index Lifestyle Balanced Portfolio
John Hancock Collateral Trust	5,354,432	$38,220,426	$357,706,184	$(342,338,899)	$(11,454)	$(4,629)	$79,472	—	$53,571,628
Strategic Equity Allocation	27,922,760	364,338,030	31,533,000	(53,765,422)	1,599,834	59,778,438	5,571,080	$17,489,387	403,483,880
					$1,588,380	$59,773,809	$5,650,552	$17,489,387	$457,055,508
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index Lifestyle Moderate Portfolio
John Hancock Collateral Trust	1,468,856	$7,829,181	$185,643,490	$(178,769,902)	$(6,904)	$182	$27,881	—	$14,696,047
Strategic Equity Allocation	5,019,975	65,727,502	10,451,461	(15,107,208)	741,253	10,725,636	1,023,915	$3,214,394	72,538,644
					$734,349	$10,725,818	$1,051,796	$3,214,394	$87,234,691
Multi-Index Lifestyle Conservative Portfolio
John Hancock Collateral Trust	410,494	$9,564,027	$194,978,846	$(200,430,544)	$(5,707)	$407	$24,716	—	$4,107,029
Strategic Equity Allocation	1,620,655	21,689,704	6,532,777	(8,732,866)	1,231,968	2,696,880	338,848	$1,063,752	23,418,463
					$1,226,261	$2,697,287	$363,564	$1,063,752	$27,525,492
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.
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